Long-term Debt	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Long-term Debt

7.	Long-term Debt:

The amounts shown in the accompanying consolidated balance sheets at December 31, 2016 and September 30, 2017 are analyzed as follows:

Vessel (Borrower)	December 31, 2016	September 30, 2017
Northsea Alpha (Secondone)	$4,808	$4,578
Northsea Beta (Thirdone)	4,808	4,578
Pyxis Malou (Fourthone)	20,350	18,210
Pyxis Delta (Sixthone)	8,437	7,425
Pyxis Theta (Seventhone)	17,228	16,288
Pyxis Epsilon (Eighthone)	18,200	17,200
Total	$73,831	$68,279

Current portion	$6,963	$7,200
Less: Current portion of deferred financing costs	(150)	(141)
Current portion of long-term debt, net of deferred financing costs, current	$6,813	$7,059

Long-term portion	$66,868	$61,079
Less: Non-current portion of deferred financing costs	(251)	(334)
Long-term debt, net of current portion and deferred financing costs, non-current	$66,617	$60,745

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel, in dividends distribution when certain financial ratios are not met, as well as requirements regarding minimum security cover ratios. For more information, please refer to Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report.

On September 29, 2016, the Company agreed with the lender of Sixthone and Seventhone (“Tranche A” and “Tranche B”, respectively) to extend the maturity of the loan under Tranche A from May 2017 to September 2018, under the same amortization schedule and applicable margin.

On June 6, 2017, the lender of Sixthone and Seventhone agreed to further extend the maturity of its respective loans from September 2018 to September 2022 under the same applicable margin, but with an extended amortization schedule. The aggregate outstanding balance of these loans as of September 30, 2017 of $23,713 is scheduled to be repaid in 19 quarterly installments of $651 each, one quarterly installment of $988 and a balloon payment of $10,356.

The annual principal payments required to be made after September 30, 2017 are as follows:

To September 30,	Amount
2018	$7,200
2019	6,863
2020	25,049
2021	3,803
2022	25,364
2023 and thereafter	-
Total	$68,279

The Company’s weighted average interest rate (including the margin) for the nine months ended September 30, 2016 and 2017 was 3.24% and 3.68%, including the promissory note discussed in Note 3, respectively.

As of September 30, 2017, the ratio of the Company’s total liabilities to market value adjusted total assets was 69%, or 4% higher than the required threshold under the loan agreement with one of its lenders. This requirement is only applicable in order to assess whether the relevant two Vessel-owning companies are entitled to distribute dividends to Pyxis. Other than the above, the Company was in compliance with all of its financial and security collateral cover ratio covenants with respect to its loan agreements. In addition, as of September 30, 2017, there was no amount available to be drawn down by the Company under its existing loan agreements.

As of September 30, 2017, the Company had a working capital deficit of $14,135, defined as current assets minus current liabilities. Management considered such deficit in conjunction with the future market prospects and in December 2017 agreed to proceed with the private placement discussed in Note 8 below. After taking into consideration the net proceeds from this private placement and as of the filing date of the interim financial statements, the Company believes that it will be in a position to cover its liquidity needs for the next 12 month period and be in compliance with the financial and security collateral cover ratio covenants under its existing debt agreements as discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report.